Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 10,232	$ 23,446
Cost of revenue	245,810	129,943
Gross loss	(235,578)	(106,497)
Operating expenses
Professional fees	259,547	170,071
General and administrative	1,114,061	551,584
Compensation and related costs	436,560	329,044
Stock based compensation	1,470,346	124,357
Total operating expenses	3,280,514	1,175,056
Loss from operations	(3,516,092)	(1,281,553)
Other expense (income)
Interest on promissory notes	240,760	178,043
Amortization of debt discounts and other fees	12,839	249,270
Extinguishment of debt	255,991
Forgiveness of accrued interest payable on note payable		(238,151)
Loss on share exchange agreement with related party		76,926
Other expense (income)	(217)	(1,606)
Total other expense	509,373	264,482
Loss before provision for income taxes	(4,025,465)	(1,546,035)
Provision for income taxes
Net loss	(4,025,465)	(1,546,035)
Loss attributable to non-controlling interest	(1,253,107)	(404,372)
Net loss attributable to Brazil Minerals, Inc. stockholders	$ (2,772,358)	$ (1,141,663)
Basic and diluted loss per share
Net loss per share attributable to Brazil Minerals, Inc. common stockholders
Weighted-average number of common shares outstanding:
Basic and diluted	2,767,248,003	1,271,251,526
Comprehensive loss:
Foreign currency translation adjustment	$ 56,815	$ (134,914)
Comprehensive loss	(3,968,650)	(1,680,949)
Comprehensive loss attributable to noncontrolling interests	(1,258,595)	(345,130)
Comprehensive loss attributable to Brazil Minerals, Inc. stockholders	$ (2,710,055)	$ (1,335,819)